46711 10/98
PROSPECTUS SUPPLEMENT
dated October 5, 1998 to:
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PUTNAM STRATEGIC INCOME FUND (the "fund")
Prospectus dated July 31, 1998

The third paragraph under the heading "How the fund is managed" is replaced with the following:

The following officers of Putnam Investment Management, Inc.
("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                                   Business experience
                      Year         (at least 5 years)
                      -------      -------------------------

D. William Kohli      1996         Employed as an investment
Managing Director                  professional by Putnam
                                   Management since 1994.  Prior
                                   to September 1994, Mr. Kohli was
                                   Executive Vice President and
                                   Co-Director of Global Bond
                                   Management.

Jennifer E. Leichter               1996 Employed as an investment
Managing Director                  professional by Putnam Management
                                   since 1987.

Michael Martino       1996         Employed as an investment
Managing Director                  professional by Putnam
                                   Management since 1994.  Prior to
                                   January 1994, Mr. Martino was
                                   employed by Back Bay Advisors as
                                   Executive Vice President and Chief
                                   Investment Officer.

David L. Waldman      1998          Employed as an investment
Managing Director                   professional by Putnam
                                    Management since 1997. Prior
                                    to June 1997, Mr. Waldman was a
                                    Senior Portfolio Manager at
                                    Lazard Freres, and prior to
                                    April 1995, held various titles at
                                    Goldman Sachs including Analyst,
                                    Associate, Portfolio Manager
                                    and Vice President.

Jeffrey A. Kaufman       1998       Employed as an investment
Senior Vice President               professional by Putnam
                                    Management since 1998.  Prior
                                    to August 1998, Mr. Kaufman was
                                    an Emerging Markets Research
                                    Consultant at Salomon
                                    Brothers.